Offerings - Offering: 1	Jun. 23, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, $0.001 par value per share
Amount Registered | shares	162,105,960
Proposed Maximum Offering Price per Unit	0.04005
Maximum Aggregate Offering Price	$ 6,492,343.7
Fee Rate	0.01381%
Amount of Registration Fee	$ 896.59
Offering Note
(1)The Ordinary Shares (the “Ordinary Shares”) of Mynd.ai, Inc. (the “Registrant”) registered hereunder may be represented by the Registrant’s American Depositary Shares (“ADSs”), each of which represents ten (10) Ordinary Shares. The Registrant’s ADSs issuable upon deposit of the Ordinary Shares have been registered under a separate registration statement on Form F-6 (File No. 333-220440).

(2)Estimated in accordance with Rule 457(c) and 457(h) of the Securities Act of 1933, as amended (the "Securities Act") for the purpose of calculating the registration fee on the basis of the average of the high and the low prices of the ADSs, as reported on the New York Stock Exchange American on June 16, 2026, adjusted for the ADS to Ordinary Share ratio.

(3)Pursuant to Rule 416 of the Securities Act of 1933, this Registration Statement on Form S-8 shall also cover any additional Ordinary Shares that become issuable under the Mynd.ai, Inc. Equity Incentive Plan, as amended, by reason of any stock dividend, stock split, recapitalization or any other similar transaction that results in an increase in the number of outstanding Ordinary Shares.